INVESTORS' MONTHLY REPORT GRANITE MASTER ISSUER PLC
---------------------------------------------------

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended 31-Aug-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears have fallen to 0.49% bybalance. The cumulative loss figure for the month was the lowest since December 2005. (GBP)7.1bn of assets were assigned to the Trustthis month in preperation for the Granite Master Issuer issuance of Series 2006-3 Notes.




Next trust determination date                                  1 September 2006
Next trust distribution date                                  11 September 2006
(6 business days from determination date)


Mortgage Loans

Number of Mortgage Loans in Pool                                        363,451
Current Balance - Trust Mortgage Assets                     (GBP)38,037,600,669
Current Balance - Trust Cash and other Assets               (GBP) 2,187,275,034
Last Months Closing Trust Assets                            (GBP)35,241,278,586
Funding share                                               (GBP)13,816,608,262
Funding 2 share                                             (GBP)17,899,144,062
Funding and Funding 2 share                                 (GBP)31,715,752,324
Funding and Funding 2 Share Percentage                                   78.85%
Seller Share*                                                (GBP)8,509,123,379
Seller Share Percentage                                                  21.15%
Minimum Seller Share (Amount)*                               (GBP)2,801,371,074
Minimum Seller Share (% of Total)                                         6.96%
Funding Bank Balance - Principal element of Balance          (GBP)1,345,484,509
Funding 2 Bank Balance - Principal element of Balance        (GBP)  819,566,723
Excess Spread last quarter annualised (% of Total)                        0.51%

* Please see the Additional Notes to the Investor Reports


Arrears Analysis of Non Repossessed Mortgage Loans

                                Number   Principal      Arrears      By number   By Principal
                                          (GBP)          (GBP)           (%)            (%)
> = 1 < 2 Months                 4,463  488,327,367    3,502,409         1.23%         1.28%
> = 2 < 3 Months                 1,515  160,324,685    2,099,832         0.42%         0.42%
> = 3 < 4 Months                   628   68,773,052    1,274,575         0.17%         0.18%
> = 4 < 5 Months                   366   38,185,395      942,356         0.10%         0.10%
> = 5 < 6 Months                   278   30,827,950      951,419         0.08%         0.08%
> = 6 < 7 Months                   183   17,099,861      634,767         0.05%         0.04%
> = 7 < 8 Months                   124   13,251,980      555,630         0.03%         0.03%
> = 8 < 9 Months                    82    7,999,881      384,205         0.02%         0.02%
> = 9 < 10 Months                   38    4,119,845      217,727         0.01%         0.01%
> = 10 < 11 Months                  36    4,320,580      245,274         0.01%         0.01%
> = 11 < 12 Months                  22    2,172,684      142,446         0.01%         0.01%
> = 12                              11    1,454,381       94,416         0.00%         0.00%
Total                            7,746  836,857,661   11,045,056         2.13%         2.20%

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.



Properties in Possession

                              Number         Principal (GBP)     Arrears (GBP)

Total (since inception)          1523          127,277,645            6,913,074

Properties in Possession                                                   416
Number Brought Forward                                                     352
Repossessed (Current Month)                                                 64
Sold (since inception)                                                    1107
Sold (current month)                                                        23
Sale Price / Last Loan Valuation                                          1.04
Average Time from Possession to Sale (days)                                132
Average Arrears at Sale                                             (GBP)4,088
Total Principal Loss (Since inception)                          (GBP)3,339,965
Total Principal Loss (current month)                              (GBP)143,255
Number of accounts experiencing a loss since inception                     258
Ratio of aggregate net losses to average portfolio balance             0.00009
Average loss on accounts experiencing a loss                       (GBP)12,946
MIG Claims Submitted                                                        13
MIG Claims Outstanding                                                       0
Average Time from Claim to Payment                                         104

Note: The arrears analysis and repossession information is at close of business for the report month


Substitution

                                                  Number      Principal (GBP)
Substituted this period                           58,176    (GBP)7,137,841,886
Substituted to date (since 26 March 2001)        915,832   (GBP)90,457,046,992


CPR Analysis                                                          % of CPR
Current Month % of CPR - Removals*                                      49.40%
Previous Month % of CPR - Removals*                                     56.50%
Current Month % of CPR - Non-Removals**                                 50.60%
Previous Month % of CPR - Non-Removals**                                43.50%

*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

                                                       Monthly      Annualised
Current Month CPR Rate - Total                          6.07%           52.81%
Previous Month CPR Rate -  Total                        6.56%           55.68%


Key pool statistics

Weighted Average Seasoning (by value) Months                            25.86
Weighted Average Remaining Term (by value) Years                        21.17
Average Loan Size                                               (GBP) 104,657
Weighted Average LTV (by value)                                        76.87%
Weighted Average Indexed LTV (by value)                                68.55%
Non Verified (by value)                                                42.97%

Product Breakdown

Fixed Rate (by balance)                                                54.46%
Together (by balance)                                                  26.25%
Capped (by balance)                                                     0.17%
Variable (by balance)                                                  13.73%
Tracker (by balance)                                                    5.39%
Total                                                                  100.0%


Geographic Analysis


                      Number           % of Total        Value (GBP)           % of Total
East Anglia           7,744               2.13%             828,180,211             2.18%
East Midlands         26,037              7.16%            2,501,508,758            6.58%
Greater London        42,263             11.63%            6,938,184,646           18.24%
North                 33,864              9.32%            2,405,958,592            6.33%
North West            47,039             12.94%            4,108,482,883           10.80%
Scotland              50,936             14.01%            3,828,153,754           10.06%
South East            55,566             15.29%            7,708,759,152           20.27%
South West            25,125              6.91%            2,970,966,295            7.81%
Wales                 14,565              4.01%            1,284,695,374            3.38%
West Midlands         24,460              6.73%            2,444,391,179            6.43%
Yorkshire             35,852              9.86%            3,018,319,825            7.94%
Total                 363,451             100%            38,037,600,669             100%

LTV Levels Breakdown

                                    Number     Value (GBP)          % of Total
0% < 25%                            15,136        541,684,106            1.42%
> = 25% < 50%                       44,908      3,450,785,603            9.07%
> = 50% < 55%                       13,547      1,293,818,789            3.40%
> = 55% < 60%                       14,777      1,516,419,292            3.99%
> = 60% < 65%                       16,419      1,790,214,894            4.71%
> = 65% < 70%                       20,260      2,205,808,866            5.80%
> = 70% < 75%                       22,951      2,717,559,305            7.14%
> = 75% < 80%                       25,156      3,141,630,813            8.26%
> = 80% < 85%                       41,174      5,069,468,989           13.33%
> = 85% < 90%                       41,549      5,029,052,182           13.22%
> = 90% < 95%                       72,055      7,491,906,034           19.70%
> = 95% < 100%                      34,020      3,650,031,852            9.60%
> = 100%                             1,499        139,219,943            0.37%
Total                              363,451     38,037,600,669           100.0%


Repayment Method

                                    Number     Value (GBP)          % of Total
Endowment                           16,146      1,306,335,312            3.43%
Interest Only                       82,599     12,317,980,970           32.38%
Pension Policy                         380       37,759,063              0.10%
Personal Equity Plan                   675       48,942,352              0.13%
Repayment                          263,651     24,326,582,971           63.95%
Total                              363,451     38,037,600,669          100.00%


Employment Status

                               Number           Value (GBP)         % of Total
Full Time                      312,899           31,050,078,397         81.63%
Part Time                       4,819             353,548,581            0.93%
Retired                         1,463              79,256,316            0.21%
Self Employed                   41,364           6,408,059,256          16.85%
Other                           2,906             146,658,119            0.39%
Total                          363,451           38,037,600,669        100.00%


NR Current Existing Borrowers' SVR                                         6.59%

Effective Date of Change                                        1 September 2005


Main parties to the structure

Northern Rock plc            Citibank NA                    The Bank of New York


Seller                       Agent bank                     Security trustee
Administrator                Common depositary              Note trustee
Cash Manager                 Principal paying agent
Basis swap provider          Registrar
Start up loan provider       US Paying Agent
Account bank


Ratings
        Short term   Long term  Short term   Long term  Short term   Long term
S&P             A1  A positive         A1+          AA        A-1+         AA-
Moodys         P-1          A1         P-1         Aa1         P-1         Aa2
Fitch           F1          A+         F1+         AA+         F1+         AA-


Trustee Principal Ledger Receipts and Distribution

          Principal Received       Funding            Funding 2                Seller
Month    (GBP)2,099,248,137     (GBP)0       (GBP)543,023,567     (GBP)1,556,224,570


Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


Trustee Revenue Ledger Receipts and Distribution

                               Receipts                           Administration
         Revenue Received    GIC Interest        sub-total              fee         Available revenue
Month  (GBP)160,826,184  (GBP)7,357,248  (GBP)168,183,432  (GBP)2,176,540  (GBP)166,006,892


Trustee Revenue Distribution

               Funding                 Funding 2                   Seller
Month     (GBP)66,546,551        (GBP)86,831,232           (GBP)12,629,109


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.


Granite Master Issuer Waterfall 21 August 2006

Distribution of Issuer Available Revenue Receipts                          Total

Issuer available revenue receipts from Funding2                      123,941,516
Issuer available revenue receipts - Issuers Revenue Ledger             3,608,200
Issuer available reserve fund                                        297,670,259

                                                                     425,219,975

Issuer required revenue receipts                                     126,258,827

3rd party creditors                                                            0
Issuer cash manager                                                            0
Amounts due to the A notes and A swap providers                       91,961,977
Amounts due to the B notes and B note swap providers                   3,117,138
Amounts due to the M notes and M note swap providers                   3,277,569
Amounts due to the C notes and C note swap providers                   3,488,323
Interest due on start-up loan (from Northern Rock plc)                 1,422,785
Principal due on start-up loan                                        22,991,035
To fund issuer reserve fund                                          288,263,834
To fund funding reserve fund                                           9,406,424
To fund Series 05-1 and 06-2 Payment Date                              1,290,889

Excess of available revenue receipts over required receipts           22,991,035



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

               o  an insolvency event occurs in relation to the seller;
               o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
               o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after makingthe distributions of mortgages trustee principal receipts due on that distribution date
 A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimumseller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger eventwill occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million.This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%,the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% andthe Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc andall series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, noassignment of new mortgage loans may occur after the earlier to occur of:

               o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
               o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstandingof such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up dateexceeds
          (GBP)1,000,000,000; or
               o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
               o the principal balance of mortgages in arrears is greater than
               4%
               o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
               o debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes     Granite Mortgages 01-1 plc


              ISIN        Brought forward   Repaid          Outstanding         Rating   Reference  Margin     Pool    Expected
                                                                       Moodys/S&P/Fitch      Rate             factor   Maturity
Series 1

A1       US387413 AA59                 $0        $0                  $0    Aaa/AAA/AAA        N/A    0.12%          0      N/A
A2       US387413 AB33       $215,000,000        $0        $215,000,000    Aaa/AAA/AAA       5.71%   0.21%    0.29252   Jan-08
B        US387413 AC16        $34,500,000        $0         $34,500,000    Aa2/AA+/AA+       5.90%   0.40%   0.690000   Jan-08
C        US387413 AD98        $46,000,000        $0         $46,000,000     Baa1/A-/A-       6.90%   1.40%    0.68148   Jan-08


Series 2

A         XS0126890390   (GBP)350,000,000    (GBP)0    (GBP)350,000,000    Aaa/AAA/AAA       4.98%   0.24%    1.00000   Jan-08
B         XS0126890473    (GBP)10,000,000    (GBP)0     (GBP)10,000,000    Aa1/AA+/AA+       5.14%   0.40%    1.00000   Jan-08
C         XS0126890556    (GBP)15,000,000    (GBP)0     (GBP)15,000,000       A3/A-/A-       6.14%   1.40%    1.00000   Jan-08


Credit Enhancement
                                                                   % of Notes
                                                                  Outstanding
Class B Notes ((GBP) Equivalent)                 (GBP)33,698,310        5.83%
Class C Notes ((GBP) Equivalent)                 (GBP)46,597,747        8.06%


Granite Mortgages 01-1 Reserve Fund Requirement  (GBP)20,000,000        0.14%
Balance Brought Forward                          (GBP)20,000,000        0.14%
Drawings this Period                                      (GBP)0        0.00%
Excess Spread this Period                           (GBP)241,154        0.00%
Funding Reserve Fund Top-up this Period*           -(GBP)241,154        0.00%
Current Balance                                  (GBP)20,000,000        0.14%

Funding Reserve Balance brought forward         (GBP)151,593,965        1.10%
Excess spread this period                         (GBP)2,034,499        0.01%
Repayment of start up loan interest              -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward         (GBP)151,615,303        1.10%
Funding Reserve %                                           1.0%           NA

Notes     Granite Mortgages 01-2 plc

                  ISIN     Brought forward    Repaid        Outstanding          Rating  Reference     Margin      Pool     Expected
                                                                       Moodys/S&P/Fitch     Rate                  factor    Maturity

Series 1
A         US38741PAA66         $57,000,000        $0         $57,000,000    Aaa/AAA/AAA     5.73%       0.23%    0.04385      Oct-06
B         US38741PAB40         $30,500,000        $0         $30,500,000    Aa1/AA+/AA+     5.90%       0.40%    0.70115      Oct-06
C         US38741PAC23         $40,500,000        $0         $40,500,000     Baa1/A-/A-     6.88%      1.375%    0.69828      Oct-06

Series 2

A         XS0134454510    (GBP)500,000,000    (GBP)0    (GBP)500,000,000    Aaa/AAA/AAA     4.99%       0.25%    1.00000      Oct-06
B         XS0134454866     (GBP)15,000,000    (GBP)0     (GBP)15,000,000    Aa1/AA+/AA+     5.16%       0.42%    1.00000      Oct-06
C         XS0134455590     (GBP)20,000,000    (GBP)0     (GBP)20,000,000     Baa1/A-/A-     6.14%       1.40%    1.00000      Oct-06
D         XS0134456218              (GBP)0    (GBP)0              (GBP)0  Baa3/BB+/BBB+     9.34%       4.60%   0.000000      Oct-06


Credit Enhancement
                                                                   % of Notes
                                                                  Outstanding


Class B Notes (GBP) Equivalent)                  (GBP)36,034,483        5.78%
Class C Notes (GBP) Equivalent)                  (GBP)47,931,034        7.69%
Class D Notes                                             (GBP)0        0.00%


Granite Mortgages 01-2 Reserve Fund
Requirement                                      (GBP)20,000,000        0.14%
Balance Brought Forward                          (GBP)20,000,000        0.14%
Drawings this Period                                      (GBP)0        0.00%
Excess Spread this Period                           (GBP)228,264        0.00%
Funding Reserve Fund Top-up this Period*           -(GBP)228,264        0.00%
Current Balance                                  (GBP)20,000,000        0.14%

Funding Reserve Balance brought forward         (GBP)151,593,965        1.10%
Excess spread this period                         (GBP)2,034,499        0.01%
Repayment of start up loan interest              -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward         (GBP)151,615,303        1.10%
Funding Reserve %                                           1.0%           NA

Notes     Granite Mortgages 02-1 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity

Series 1

A1      US38741NAA19                  $0        $0                  $0    Aaa/AAA/AAA          N/A        0.10%  0.000000        N/A
A2      US38741NAB91        $260,800,000        $0        $260,800,000    Aaa/AAA/AAA        5.66%        0.16%   0.20465     Apr 07
B       US38741NAD57         $63,700,000        $0         $63,700,000    Aa2/AA+/AA+        5.83%        0.33%  0.913920     Apr 07
C       US38741NAC64         $88,100,000        $0         $88,100,000   Baa1/A-/BBB+        6.80%        1.30%  0.912950     Apr 07

Series 2

A       XS0144804712    (GBP)460,000,000    (GBP)0    (GBP)460,000,000    Aaa/AAA/AAA        4.94%        0.20%  1.000000     Apr 07
B       XS0144805958     (GBP)16,200,000    (GBP)0     (GBP)16,200,000    Aa1/AA+/AA+        5.09%        0.35%  1.000000     Apr 07
C       XS0144806253     (GBP)22,500,000    (GBP)0     (GBP)22,500,000   Baa1/A-/BBB+        6.04%        1.30%  1.000000     Apr 07
D       XS0144806501      (GBP)1,000,000    (GBP)0      (GBP)1,000,000   Baa3/BB+/BBB        9.24%        4.50%  0.066670     Oct 06

Series 3

A       XS0144807657    (EUR)600,000,000    (EUR)0    (EUR)600,000,000    Aaa/AAA/AAA        5.15%     Fixed to  1.000000     Apr 07
                                                                                                          04/07
B       XS0144807491     (EUR)21,100,000    (EUR)0     (EUR)21,100,000    Aa1/AA+/AA+        3.45%        0.35%  1.000000     Apr 07
C       XS0144807814     (EUR)29,300,000    (EUR)0     (EUR)29,300,000   Baa1/A-/BBB+        4.40%        1.30%  1.000000     Apr 07


Credit Enhancement

                                                                    % of Notes
                                                                   Outstanding


Class B Notes ((GBP) Equivalent)                  (GBP)74,386,977        6.22%
Class C Notes ((GBP) Equivalent)                 (GBP)103,048,369        8.62%
Class D Notes                                      (GBP)1,000,000        0.08%

Granite Mortgages 02-1 Reserve Fund
Requirement                                       (GBP)34,372,240        0.25%
Balance Brought Forward                           (GBP)34,372,240        0.25%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Perod                             (GBP)520,661        0.00%
Funding Reserve Fund Top-up this Period*            -(GBP)520,661        0.00%
Current Balance                                   (GBP)34,372,240        0.25%
Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA

Notes     Granite Mortgages 02-2 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741RAA23                  $0          $0                  $0    Aaa/AAA/AAA         N/A       0.11%  0.000000       N/A
A2       US38741RAB06        $435,000,000          $0        $435,000,000    Aaa/AAA/AAA       5.68%       0.18%  0.378260    Jan 08
B        US38741RAC88         $60,000,000          $0         $60,000,000    Aa2/AA+/AA+       5.87%       0.37%  1.000000    Jan 08
C        US38741RAD61         $88,000,000          $0         $88,000,000     Baa1/A-/A-       6.75%       1.25%  1.000000    Jan 08

Series 2

A        XS0153568638    (EUR)410,000,000     (EUR) 0   (EUR) 410,000,000    Aaa/AAA/AAA       3.29%       0.19%  0.372730    Jan 08
B        XS0153568984     (EUR)41,000,000     (EUR) 0    (EUR) 41,000,000    Aa2/AA+/AA+       3.47%       0.37%  1.000000    Jan 08
C        XS0153569289     (EUR)53,000,000     (EUR) 0    (EUR) 53,000,000     Baa1/A-/A-       4.35%       1.25%  1.000000    Jan 08


Series 3

A        XS0153569792    (GBP)665,000,000      (GBP)0    (GBP)665,000,000    Aaa/AAA/AAA       4.93%       0.19%  1.000000    Jan 08
B        XS0153569875     (GBP)25,000,000      (GBP)0     (GBP)25,000,000    Aa1/AA+/AA+       5.11%       0.37%  1.000000    Jan 08
C        XS0153569958     (GBP)33,000,000      (GBP)0     (GBP)33,000,000       A3/A-/A-       5.99%       1.25%  1.000000    Jan 08


Credit Enhancement


                                                                    % of Notes
                                                                   Outstanding

Class B Notes (GBP) Equivalent)                   (GBP)90,075,689        6.33%
Class C Notes (GBP) Equivalent)                  (GBP)123,900,819        8.71%

Granite Mortgages 02-2 Reserve Fund
Requirement                                       (GBP)39,000,000        0.28%
Balance Brought Forward                           (GBP)39,000,000        0.28%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Period                            (GBP)728,901        0.01%
Funding Reserve Fund Top-up this Period*            -(GBP)728,901       -0.01%
Current Balance                                   (GBP)39,000,000        0.28%

Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA

Notes     Granite Mortgages 03-1 plc


                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741TAA88                 $0                               $0   P-1/A-1+/F1+         N/A     -0.01%  0.000000        N/A
A2       US38741TAB61       $392,432,502           $0        $392,432,502    Aaa/AAA/AAA       5.69%      0.19%   0.32035     Apr 08
A3**     US38741TAC45        $96,105,919           $0         $96,105,919    Aaa/AAA/AAA         N/A      0.40%   0.32035     Apr 08
B        US38741TAD28        $42,000,000           $0         $42,000,000    Aa2/AA+/AA+       5.93%      0.43%  1.000000     Apr 08
C        US38741TAE01        $56,000,000           $0         $56,000,000     Baa2/A-/A-       6.95%      1.45%  1.000000     Apr 08

Series 2

A        XS0160702113   (EUR)900,000,000       (EUR)0    (EUR)900,000,000    Aaa/AAA/AAA       3.34%      0.24%  1.000000     Apr 08
B        XS0160702204    (EUR)62,000,000       (EUR)0     (EUR)62,000,000    Aa2/AA+/AA+       3.53%      0.43%  1.000000     Apr 08
C        XS0160702386    (EUR)94,500,000       (EUR)0     (EUR)94,500,000     Baa2/A-/A-       4.55%      1.45%  1.000000     Apr 08

Series 3

A        XS0160703434   (GBP)665,000,000       (GBP)0    (GBP)665,000,000    Aaa/AAA/AAA       4.98%      0.24%  1.000000     Apr 08
B        XS0160703608    (GBP)31,000,000       (GBP)0     (GBP)31,000,000    Aa2/AA+/AA+       5.17%      0.43%  1.000000     Apr 08
C        XS0160703780    (GBP)41,000,000       (GBP)0     (GBP)41,000,000     Baa2/A-/A-       6.19%      1.45%  1.000000     Apr 08


** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.



Credit Enhancement


                                                                    % of Notes
                                                                   Outstanding


Class B Notes (GBP) Equivalent)                   (GBP)97,837,647        5.45%
Class C Notes (GBP) Equivalent)                  (GBP)137,914,263        7.68%

Granite Mortgages 03-1 Reserve Fund
Requirement                                       (GBP)45,000,000        0.33%
Balance Brought Forward                           (GBP)45,000,000        0.33%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Period                            (GBP)541,073        0.00%
Funding Reserve Fund Top-up this Period*            -(GBP)541,073        0.00%
Current Balance                                   (GBP)45,000,000        0.33%

Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA

Notes     Granite Mortgages 03-2 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741QAA40                  $0         $0                   $0   Aaa/AAA/AAA        N/A        0.08%   0.000000       N/A
A2       US38741QAB23        $335,463,046         $0         $335,463,046   Aaa/AAA/AAA      5.66%        0.16%   0.333462    Jul 07
A3       US38741QAC06        $500,000,000         $0         $500,000,000   Aaa/AAA/AAA      5.75%        0.25%   1.000000    Jul 10
B        US38741QAD88         $76,500,000         $0          $76,500,000   Aa1/AA+/AA+      5.99%        0.49%   1.000000    Jul 10
C        US38741QAE61         $10,500,000         $0          $10,500,000    Baa1/A-/A-      7.05%        1.55%   1.000000    Jul 10

Series 2
A        XS0168665718    (EUR)300,000,000     (EUR)0    (EUR)300,000,000   Aaa/AAA/AAA      3.35%        0.25%   0.600000    Jul 10
B        XS0168666013     (EUR)72,900,000     (EUR)0     (EUR)72,900,000   Aa1/AA+/AA+      3.59%        0.49%   0.145800    Jul 10
M        XS0168771748     (EUR)52,300,000     (EUR)0     (EUR)52,300,000     Aa3/A+/AA      3.85%        0.75%   0.104600    Jul 10
C1       XS0168666104     (EUR)16,000,000     (EUR)0     (EUR)16,000,000    Baa1/A-/A-      5.20%  Fixed until   0.032000    Jul 10
                                                                                                          07/10
C2       XS0168666443     (EUR)65,500,000     (EUR)0     (EUR)65,500,000    Baa1/A-/A-      4.65%        1.55%   0.131000    Jul 10

Series 3
A        XS0168666526    (GBP)352,280,000     (GBP)0     (GBP)352,280,000   Aaa/AAA/AAA     4.625%  Fixed until  11.363871    Jul 10
                                                                                                          07/10
C        XS0168666872     (GBP)15,000,000     (GBP)0      (GBP)15,000,000    Baa1/A-/A-      6.29%        1.55%   0.365854    Jul 10


Credit Enhancement
                                                                   % of Notes
                                                                  Outstanding


Class B and M Notes (GBP) Equivalent)           (GBP)137,050,418       10.52%
Class C Notes (GBP) Equivalent)                  (GBP)79,770,315        6.12%

Granite Mortgages 03-2 Reserve Fund
Requirement                                      (GBP)35,000,000        0.25%
Balance Brought Forward                          (GBP)35,000,000        0.25%
Drawings this Period                                      (GBP)0        0.00%
Excess Spread this Period                           (GBP)362,954        0.00%
Funding Reserve Fund Top-up this Period*           -(GBP)362,954        0.00%
Current Balance                                  (GBP)35,000,000        0.25%

Funding Reserve Balance brought forward         (GBP)151,593,965        1.10%
Excess spread this period                         (GBP)2,034,499        0.01%
Repayment of start up loan interest              -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward         (GBP)151,615,303        1.10%
Funding Reserve %                                           1.0%           NA

*Top-ups only occur at the end of each quarter.


All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes     Granite Mortgages 03-3
          plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741UAA51                  $0         $0                  $0    Aaa/AAA/AAA        N/A       0.08%    0.000000       N/A
A2       US38741UAB35                  $0         $0                  $0    Aaa/AAA/AAA      5.62%       0.12%           0    Apr 06
A3       US38741UAC18        $427,228,501         $0        $427,228,501    Aaa/AAA/AAA      5.70%       0.20%    0.854457    Jan 09
B        US38741UAD90         $72,000,000         $0         $72,000,000    Aa1/AA+/AA+      5.95%       0.45%    1.000000    Jan 09
M        US38741UAE73         $27,000,000         $0         $27,000,000      Aa3/A+/AA      6.20%       0.70%    1.000000    Jan 09
C        US38741UAF49         $50,000,000         $0         $50,000,000   Baa1/A-/BBB+      6.95%       1.45%    1.000000    Jan 09

Series 2

A        XS0176409927    (GBP)546,852,482     (EUR)0    (GBP)546,852,482    Aaa/AAA/AAA      4.93%       0.19%    0.854457    Jan 09
B        XS0176410180     (GBP)23,000,000     (EUR)0     (GBP)23,000,000    Aa1/AA+/AA+      5.19%       0.45%    1.000000    Jan 09
M        XS0176410347      (GBP)7,500,000     (EUR)0      (GBP)7,500,000      Aa3/A+/AA      5.44%       0.70%    1.000000    Jan 09
C        XS0176410420     (GBP)55,000,000     (EUR)0     (GBP)55,000,000   Baa1/A-/BBB+      6.19%       1.45%    1.000000    Jan 09

Series 3

A        XS0176410693    (GBP)340,000,000     (GBP)0    (GBP)340,000,000    Aaa/AAA/AAA      3.29%       0.19%    1.000000    Jan 09
B        XS0176410776     (GBP)28,500,000     (GBP)0     (GBP)28,500,000    Aa1/AA+/AA+      3.55%       0.45%    1.000000    Jan 09
M        XS0176410859     (GBP)11,500,000     (GBP)0     (GBP)11,500,000      Aa3/A+/AA      3.80%       0.70%    1.000000    Jan 09
C        XS0176411071      (GBP)7,500,000     (GBP)0      (GBP)7,500,000   Baa1/A-/BBB+      4.55%       1.45%    1.000000    Jan 09



Credit Enhancement


                                                                    % of Notes
                                                                   Outstanding


Class B and M Notes (GBP) Equivalent)            (GBP)122,676,688       10.34%
Class C Notes (GBP) Equivalent)                   (GBP)76,908,644        6.48%

Granite Mortgages 03-3 Reserve Fund
Requirement                                       (GBP)33,400,000        0.24%
Balance Brought Forward                           (GBP)33,400,000        0.24%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Period                            (GBP)452,815        0.00%
Funding Reserve Fund Top-up this Period*            -(GBP)452,815        0.00%
Current Balance                                   (GBP)33,400,000        0.24%

Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes     Granite Mortgages 04-1 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741VAA35                  $0           $0                  $0   P-1/A-1+/F1+        N/A    -0.04%  0.000000        N/A
A2       US38741VAB18                  $0           $0                  $0    Aaa/AAA/AAA      5.48%     0.07%  0.000000     Mar 06
B        US38741VAC90                  $0           $0                  $0    Aa2/AA+/AA+      5.62%     0.21%  0.000000     Jun 06
M        US38741VAE56                  $0           $0                  $0      Aa3/A+/AA      5.82%     0.41%  0.000000     Jun 06
C        US38741VAD73                  $0           $0                  $0     A2/A-/BBB+      6.31%     0.90%  0.000000     Jun 06

Series 2

A1       US38741VAF22      $1,185,000,000           $0      $1,185,000,000    Aaa/AAA/AAA      5.57%     0.16%  1.000000     Mar 09
A2       XS0184562816    (EUR)900,000,000       (EUR)0    (EUR)900,000,000    Aaa/AAA/AAA      3.13%     0.16%  1.000000     Mar 09
B        XS0184563111     (EUR)91,000,000       (EUR)0     (EUR)91,000,000    Aa2/AA+/AA+      3.31%     0.34%  1.000000     Mar 09
M        XS0184563541     (EUR)45,000,000       (EUR)0     (EUR)45,000,000       A1/A+/AA      3.54%     0.57%  1.000000     Mar 09
C        XS0184563897     (EUR)60,000,000       (EUR)0     (EUR)60,000,000   Baa1/A-/BBB+      4.04%     1.07%  1.000000     Mar 09

Series 3

A        XS0184565249    (GBP)600,000,000       (GBP)0    (GBP)600,000,000    Aaa/AAA/AAA      4.91%     0.16%  1.000000     Mar 09
B        XS0184566130     (GBP)23,000,000       (GBP)0     (GBP)23,000,000    Aa2/AA+/AA+      5.09%     0.34%  1.000000     Mar 09
M        XS0184566569     (GBP)10,000,000       (GBP)0     (GBP)10,000,000       A1/A+/AA      5.32%     0.57%  1.000000     Mar 09
C        XS0184567534     (GBP)20,000,000       (GBP)0     (GBP)20,000,000   Baa1/A-/BBB+      5.82%     1.07%  1.000000     Mar 09


Credit Enhancement


                                                                   % of Notes
                                                                  Outstanding


Class B and M Notes (GBP) Equivalent)           (GBP)126,793,104        6.17%
Class C Notes (GBP) Equivalent)                  (GBP)61,379,310        2.99%

Granite Mortgages 04-1 Reserve Fund
Requirement                                      (GBP)60,000,000        0.43%
Balance Brought Forward                          (GBP)60,000,000        0.43%
Drawings this Period                                      (GBP)0        0.00%
Excess Spread this Period                         (GBP)4,048,569        0.03%
Funding Reserve Fund Top-up this Period*         -(GBP)4,048,569       -0.03%
Current Balance                                  (GBP)60,000,000        0.43%

Funding Reserve Balance brought forward         (GBP)151,593,965        1.10%
Excess spread this period                         (GBP)2,034,499        0.01%
Repayment of start up loan interest              -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward         (GBP)151,615,303        1.10%
Funding Reserve %                                           1.0%           NA


All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes     Granite Mortgages 04-2 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity

Series 1

A1       US38741WAA18                   $0         $0                   $0    Aaa/AAA/AAA        N/A    0.04%    0.000000       N/A
A2       US38741WAB90         $178,954,840         $0         $178,954,840    Aaa/AAA/AAA      5.48%    0.07%    0.135285    Sep 06
B        US38741WAC73           $5,447,636         $0           $5,447,636     Aa2/AA+/AA      5.58%    0.17%    0.135177    Sep 06
M        US38741WAD56           $4,494,300         $0           $4,494,300        A1/A+/A      5.69%    0.28%    0.135370    Sep 06
C        US38741WAE30           $9,941,936         $0           $9,941,936     A3/A-/BBB+      6.11%    0.70%    0.135264    Sep 06

Series 2

A1       XS0193212825   (EUR)1,340,000,000     (EUR)0   (EUR)1,340,000,000    Aaa/AAA/AAA      3.11%    0.14%    1.000000    Dec 10
A2       XS0193213807     (GBP)244,000,000     (GBP)0     (GBP)244,000,000    Aaa/AAA/AAA      4.89%    0.14%    1.000000    Dec 10
B        XS0193215414      (EUR)92,000,000     (EUR)0      (EUR)92,000,000     Aa3/AA+/AA      3.24%    0.27%    1.000000    Dec 10
M        XS0193216578      (EUR)53,500,000     (EUR)0      (EUR)53,500,000        A2/A+/A      3.37%    0.40%    1.000000    Dec 10
C        XS0193217030      (EUR)89,000,000     (EUR)0      (EUR)89,000,000   Baa2/A-/BBB+      3.77%    0.80%    1.000000    Dec 10

Series 3

A        XS0193218350     (GBP)752,100,000     (GBP)0     (GBP)752,100,000    Aaa/AAA/AAA      4.91%    0.16%    1.000000    Jun 11
B        XS0193218863      (GBP)38,900,000     (GBP)0      (GBP)38,900,000     Aa2/AA+/AA      5.07%    0.32%    1.000000    Jun 11
M        XS0193219754      (GBP)26,500,000     (GBP)0      (GBP)26,500,000        A1/A+/A      5.22%    0.47%    1.000000    Jun 11
C        XS0193220927      (GBP)48,500,000     (GBP)0      (GBP)48,500,000   Baa1/A-/BBB+      5.60%    0.85%    1.000000    Jun 11


Credit Enhancement

                                                                      % of Notes
                                                                     Outstanding

Class B and M Notes (GBP) Equivalent)            (GBP)170,018,806        7.41%
Class C Notes (GBP) Equivalent)                  (GBP)114,683,433        5.00%

Granite Mortgages 04-2 Reserve Fund
Requirement                                       (GBP)44,900,000        0.32%
Balance Brought Forward                           (GBP)44,900,000        0.32%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Period                          (GBP)4,424,625        0.03%
Funding Reserve Fund Top-up this Period*          -(GBP)4,424,625       -0.03%
Current Balance                                   (GBP)44,900,000        0.32%

Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA


All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes     Granite Mortgages 04-3 plc

                ISIN     Brought forward    Repaid          Outstanding        Rating      Reference    Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch       Rate              factor   Maturity


Series 1

A1       US38741SAA06                  $0         $0                  $0    Aaa/AAA/AAA        N/A         0.06%  0.000000       N/A
A2       XS0201482766             (EUR) 0    (EUR) 0             (EUR) 0    Aaa/AAA/AAA      3.04%         0.07%  0.000000    Dec 05
A3       US38741SAB88        $598,469,728         $0        $598,469,728    Aaa/AAA/AAA      5.51%         0.10%  0.479505    Mar 07
B        US38741SAC61         $28,386,674         $0         $28,386,674     Aa3/AA+/AA      5.57%         0.16%  0.479505    Mar 07
M        US38741SAD45         $15,056,445         $0         $15,056,445        A2/A+/A      5.68%         0.27%  0.479505    Mar 07
C        US38741SAE28         $30,064,940         $0         $30,064,940   Baa2/A-/BBB+      6.00%         0.59%  0.479505    Mar 07

Series 2

A1       US38741SAF92        $713,700,000         $0        $713,700,000    Aaa/AAA/AAA      5.55%         0.14%  1.000000    Mar 10
A2       XS0201483228    (EUR)800,150,000     (EUR)0    (EUR)800,150,000    Aaa/AAA/AAA      3.11%         0.14%  1.000000    Mar 10
B        XS0201483657     (EUR)74,400,000     (EUR)0     (EUR)74,400,000     Aa1/AA+/AA      3.25%         0.28%  0.092983    Mar 10
M        XS0201484036     (EUR)57,900,000     (EUR)0     (EUR)57,900,000       Aa3/A+/A      3.34%         0.37%  1.000000    Mar 10
C        XS0201485355    (EUR)139,050,000     (EUR)0    (EUR)139,050,000   Baa2/A-/BBB+      3.77%         0.80%  1.000000    Mar 10

Series 3

A1       XS0201486320    (GBP)411,250,000     (GBP)0    (GBP)411,250,000    Aaa/AAA/AAA      4.93%         0.18%  2.957569   Sept 11
A2       XS0201565628    (GBP)600,000,000     (GBP)0    (GBP)600,000,000    Aaa/AAA/AAA     5.515%   Fixed until  4.314995   Sept 11
                                                                                                         09/2011
B        XS0201486833     (GBP)54,350,000     (GBP)0     (GBP)54,350,000     Aa1/AA+/AA      5.10%         0.35%  0.390867   Sept 11
M        XS0201487211     (GBP)42,250,000     (GBP)0     (GBP)42,250,000       Aa3/A+/A      5.20%         0.45%  0.303848   Sept 11
C        XS0201487567     (GBP)99,450,000     (GBP)0     (GBP)99,450,000   Baa1/A-/BBB+      5.63%         0.88%  0.715210   Sept 11




Credit Enhancement


                                                                      % of Notes
                                                                     Outstanding


Class B and M Notes (GBP) Equivalent)            (GBP)211,095,987        7.79%
Class C Notes (GBP) Equivalent)                  (GBP)211,104,620        7.79%

Granite Mortgages 04-3 Reserve Fund
Requirement                                       (GBP)48,000,000        0.35%
Balance Brought Forward                           (GBP)48,000,000        0.35%
Drawings this Period                                       (GBP)0        0.00%
Excess Spread this Period                          (GBP)5,029,228        0.04%
Funding Reserve Fund Top-up this Period*               -5,029,228       -0.04%
Current Balance                                   (GBP)48,000,000        0.35%

Funding Reserve Balance brought forward          (GBP)151,593,965        1.10%
Excess spread this period                          (GBP)2,034,499        0.01%
Repayment of start up loan interest               -(GBP)2,013,161       -0.01%
Funding reserve Balance carried forward          (GBP)151,615,303        1.10%
Funding Reserve %                                            1.0%           NA


All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Master Issuer plc - Series 2005-1


              ISIN     Brought forward        Repaid        Outstanding           Rating       Reference  Margin    Pool   Expected
                                                                             Moodys/S&P/Fitch       Rate          factor   Maturity

A1    US38741YAA73           $114,285,000          $0         $114,285,000     Aaa/AAA/AAA      5.365%     0.04%  0.142856  Sept 06
A2    XS0210928866      (EUR) 142,857,000     (EUR) 0    (EUR) 142,857,000     Aaa/AAA/AAA       3.01%     0.04%  0.142857  Sept 06
A3    US38741YAB56         $1,100,000,000          $0       $1,100,000,000     Aaa/AAA/AAA       5.49%     0.08%  1.000000   Dec 07
A4    US38741YAC30         $1,100,000,000          $0       $1,100,000,000     Aaa/AAA/AAA       5.51%     0.10%  1.000000   Mar 10
A5    XS0210929161     (EUR)1,500,000,000      (EUR)0   (EUR)1,500,000,000     Aaa/AAA/AAA       3.06%     0.09%  1.000000   Mar 10
A6    XS0210925847       (GBP)750,000,000      (GBP)0     (GBP)750,000,000     Aaa/AAA/AAA       4.87%     0.12%  1.000000   Mar 10
B1    US38741YAD13            $60,500,000          $0          $60,500,000       Aa3/AA/AA       5.54%     0.13%  1.000000   Dec 06
B2    XS0210929591       (EUR) 80,000,000     (EUR) 0     (EUR) 80,000,000       Aa3/AA/AA       3.16%     0.19%  1.000000   Mar 10
B3    XS0210925920        (GBP)55,000,000      (GBP)0      (GBP)55,000,000       Aa3/AA/AA       4.94%     0.19%  1.000000   Mar 10
M1    US38741YAE95            $65,000,000          $0          $65,000,000          A2/A/A       5.64%     0.23%  1.000000   Dec 06
M2    XS0210929757       (EUR) 79,000,000     (EUR) 0     (EUR) 79,000,000          A2/A/A       3.25%     0.28%  1.000000   Mar 10
M3    XS0210926225        (GBP)55,000,000      (GBP)0      (GBP)55,000,000          A2/A/A       5.03%     0.28%  1.000000   Mar 10
C2    XS0210929914      (EUR) 139,000,000     (EUR) 0    (EUR) 139,000,000    Baa2/BBB/BBB      3.526%     0.56%  1.000000   Mar 10
C3    XS0210926571        (GBP)60,000,000      (GBP)0      (GBP)60,000,000    Baa2/BBB/BBB       5.31%     0.56%  1.000000   Mar 10


All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes    Granite Master Issuer plc - Series 2005-2


              ISIN              Brought            Repaid        Outstanding           Rating  Reference  Margin      Pool  Expected
                                forward                                      Moodys/S&P/Fitch       Rate            factor  maturity

A1    US38741YAF60         $368,383,788      $136,392,288        $231,991,500    Aaa/AAA/AAA      5.37%   0.04%  0.237940   Feb 07
A2    XS0220176084      (GBP)75,565,905   (GBP)27,977,905     (GBP)47,588,000    Aaa/AAA/AAA      5.02%   0.05%  0.237940   Feb 07
A3    XS0220174469     (EUR)249,367,487   (EUR)92,327,087    (EUR)157,040,400    Aaa/AAA/AAA      3.28%   0.05%  0.237940   Feb 07
A4    US38741YAG44         $800,000,000                $0        $800,000,000    Aaa/AAA/AAA      5.47%   0.08%  1.000000   Feb 08
A5    XS0220174543     (EUR)800,000,000            (EUR)0    (EUR)800,000,000    Aaa/AAA/AAA      3.37%   0.14%  1.000000   May 10
A6    US38741YAH27       $1,250,000,000                $0      $1,250,000,000    Aaa/AAA/AAA      5.52%   0.13%  1.000000   May 10
A7    XS0220172257     (GBP)530,200,000            (GBP)0    (GBP)530,200,000    Aaa/AAA/AAA      5.13%   0.16%  1.000000   May 10
A8    XS0220486277     (GBP)250,000,000            (GBP)0    (GBP)250,000,000    Aaa/AAA/AAA      5.13%   0.16%  1.000000   May 10
B1    US38741YAJ82          $90,000,000                $0         $90,000,000      Aa3/AA/AA      5.53%   0.14%  1.000000   May 07
B2    XS0220173909      (EUR)62,000,000            (EUR)0     (EUR)62,000,000      Aa3/AA/AA      3.43%   0.20%  1.000000   May 10
B3    XS0220175862      (GBP)35,100,000            (GBP)0     (GBP)35,100,000      Aa3/AA/AA      5.17%   0.20%  1.000000   May 10
M1    US38741YAK55          $95,000,000                $0         $95,000,000         A2/A/A      5.63%   0.24%  1.000000   May 07
M2    XS0220172927      (EUR)70,000,000            (EUR)0     (EUR)70,000,000         A2/A/A      3.53%   0.30%  1.000000   May 10
M3    XS0220174972      (GBP)28,100,000            (GBP)0     (GBP)28,100,000         A2/A/A    5.2869%   0.32%  1.000000   May 10
C1    US38741YAL39          $90,000,000                $0         $90,000,000   Baa2/BBB/BBB      5.89%   0.50%  1.000000   May 08
C2    XS0220173651     (EUR)131,700,000            (EUR)0    (EUR)131,700,000   Baa2/BBB/BBB      3.78%   0.55%  1.000000   May 10

Notes Granite Master Issuer plc - Series 2005-3



              ISIN           Brought        Repaid        Outstanding           Rating      Reference  Margin      Pool  Expected
                             forward                                      Moodys/S&P/Fitch       Rate            factor  maturity

A1    US38741YAM12    $1,000,000,000          $0       $1,000,000,000          Aaa/AAA/AAA      5.29%  -0.04%  1.000000    Aug 10



Notes    Granite Master Issuer plc - Series 2005-4



              ISIN              Brought            Repaid        Outstanding           Rating  Reference  Margin      Pool  Expected
                                forward                                      Moodys/S&P/Fitch       Rate            factor  maturity
A1    US38741YAN94         $706,378,896      $210,648,220        $495,730,676    Aaa/AAA/AAA      5.36%   0.03%  0.373770    May 07
A2    XS0229614036     (EUR)297,986,121   (EUR)88,862,006    (EUR)209,124,115    Aaa/AAA/AAA     3.274%   0.04%  0.373770    May 07
A3    US38741YAP43         $996,600,000                $0        $996,600,000    Aaa/AAA/AAA      5.46%   0.07%  1.000000    Aug 08
A5    XS0229614200   (EUR)1,357,300,000            (EUR)0  (EUR)1,357,300,000    Aaa/AAA/AAA      3.33%   0.10%  1.000000    Aug 10
A6    XS0229614465     (GBP)815,400,000            (GBP)0    (GBP)815,400,000    Aaa/AAA/AAA      5.09%   0.12%  1.000000    Aug 12
B1    US38741YAR09          $72,500,000                $0         $72,500,000      Aa3/AA/AA      5.51%   0.12%  1.000000    Aug 07
B2    US38741YAS81          $38,500,000                $0         $38,500,000      Aa3/AA/AA      5.57%   0.18%  1.000000    Nov 08
B3    XS0229614549      (GBP)19,000,000            (GBP)0     (GBP)19,000,000      Aa3/AA/AA      5.15%   0.18%  1.000000    Aug 10
B4    XS0229614895      (EUR)56,900,000            (EUR)0     (EUR)56,900,000      Aa3/AA/AA      3.41%   0.18%  1.000000    Aug 10
M1    US38741YAT64          $64,700,000                $0         $64,700,000         A2/A/A      5.61%   0.22%  1.000000    Aug 07
M2    US38741YAU38          $36,300,000                $0         $36,300,000         A2/A/A      5.67%   0.28%  1.000000    Nov 08
M3    XS0229614978      (GBP)30,000,000            (GBP)0     (GBP)30,000,000         A2/A/A      5.25%   0.28%  1.000000    Aug 10
M4    XS0229615272      (EUR)51,000,000            (EUR)0     (EUR)51,000,000         A2/A/A      3.51%   0.28%  1.000000    Aug 10
C1    US38741YAV11          $80,400,000                $0         $80,400,000   Baa2/BBB/BBB      5.82%   0.43%  1.000000    Aug 07
C2    US38741YAW93          $44,600,000                $0         $44,600,000   Baa2/BBB/BBB      5.94%   0.55%  1.000000    Nov 08
C3    XS0229615439      (GBP)10,000,000            (GBP)0     (GBP)10,000,000   Baa2/BBB/BBB      5.52%   0.55%  1.000000    Aug 10
C4    XS0229615603      (EUR)76,100,000            (EUR)0     (EUR)76,100,000   Baa2/BBB/BBB      3.78%   0.55%  1.000000    Aug 10




Notes    Granite Master Issuer plc - Series 2006-1



     ISIN Reg S          ISIN 144A       Brought forward         Repaid             Outstanding
A1    USG4144BE89        US38741YBG35           $776,100,000                   $0          $776,100,000
A2   XS0240602176        XS0240670413       (EUR)689,781,944     (EUR)138,821,555      (EUR)550,960,389
A3   XS0240602507        XS0240670504       (GBP)158,297,635      (GBP)31,858,074      (GBP)126,439,561
A4   USG41441BF54        US38741YBH18           $890,424,196         $179,201,663          $711,222,533
A5   USG41441BG38        US38741YBJ73         $1,552,200,000                   $0        $1,552,200,000
A6   XS0240602929        XS0240670686     (EUR)1,900,000,000               (EUR)0    (EUR)1,900,000,000
A7   XS0240603067        XS0240670843       (GBP)400,000,000               (GBP)0      (GBP)400,000,000
A8    XS024063653        XS0240671148       (GBP)950,000,000               (GBP)0      (GBP)950,000,000
B1   USG41441BH11        US38741YBK47            $91,200,000                   $0           $91,200,000
B2   USG41441BJ76        US38741YBL20            $84,100,000                   $0           $84,100,000
B3   XS0240606169        XS0240671494        (GBP)25,000,000               (GBP)0       (GBP)25,000,000
B4   XS0240606755        XS0240671650        (EUR)94,500,000               (EUR)0       (EUR)94,500,000
M1   USG41441BK40        US38741YBM03            $81,400,000                   $0           $81,400,000
M2   USG41441BL23        US38741YBN85            $79,200,000                   $0           $79,200,000
M3   XS0240607480        XS0240671734        (GBP)33,500,000               (GBP)0       (GBP)33,500,000
M4   XS0240607720        XS0240671817        (EUR)97,700,000               (EUR)0       (EUR)97,700,000
C2   USG41441BM06        US38741YBP34           $132,400,000                   $0          $132,400,000
C3   XS0240608371        XS0240671908        (GBP)44,200,000               (GBP)0       (GBP)44,200,000
C4   XS0240608702        XS0240672039       (EUR)129,000,000               (EUR)0      (EUR)129,000,000


     ISIN Reg S         ISIN 144A        Rating               Reference   Margin          Pool    Expected
                                         Moodys/S&P/Fitch     Rate                      factor    maturity
A1    USG4144BE89        US38741YBG35       Aaa/AAA/AAA       5.30%       -0.03%      1.000000    Nov 09
A2   XS0240602176        XS0240670413       Aaa/AAA/AAA       3.27%        0.04%      0.632198    Nov 07
A3   XS0240602507        XS0240670504       Aaa/AAA/AAA       5.01%        0.04%      0.632198    Nov 07
A4   USG41441BF54        US38741YBH18       Aaa/AAA/AAA       5.37%        0.04%      0.632198    Nov 07
A5   USG41441BG38        US38741YBJ73       Aaa/AAA/AAA       5.46%        0.07%      1.000000    Nov 09
A6   XS0240602929        XS0240670686       Aaa/AAA/AAA       3.33%        0.10%      1.000000    Feb 11
A7   XS0240603067        XS0240670843       Aaa/AAA/AAA       5.09%        0.12%      1.000000    Feb 13
A8    XS024063653        XS0240671148       Aaa/AAA/AAA       5.09%        0.12%      1.000000    Feb 13
B1   USG41441BH11        US38741YBK47         Aa3/AA/AA       5.52%        0.13%      1.000000    Nov 07
B2   USG41441BJ76        US38741YBL20         Aa3/AA/AA       5.56%        0.17%      1.000000    Aug 10
B3   XS0240606169        XS0240671494         Aa3/AA/AA       5.15%        0.18%      1.000000    Feb 11
B4   XS0240606755        XS0240671650         Aa3/AA/AA       3.41%        0.18%      1.000000    Feb 11
M1   USG41441BK40        US38741YBM03            A2/A/A       5.62%        0.23%      1.000000    Nov 07
M2   USG41441BL23        US38741YBN85            A2/A/A       5.68%        0.29%      1.000000    May 10
M3   XS0240607480        XS0240671734            A2/A/A       5.27%        0.30%      1.000000    Feb 11
M4   XS0240607720        XS0240671817            A2/A/A       3.53%        0.30%      1.000000    Feb 11
C2   USG41441BM06        US38741YBP34      Baa2/BBB/BBB       5.99%        0.60%      1.000000    May 10
C3   XS0240608371        XS0240671908      Baa2/BBB/BBB       5.57%        0.60%      1.000000    Feb 11
C4   XS0240608702        XS0240672039      Baa2/BBB/BBB       3.83%        0.60%      1.000000    Feb 11

Notes    Granite Master Issuer plc - Series 2006-2


              ISIN              Brought      Repaid          Outstanding            Rating  Reference  Margin       Pool    Expected
                                forward                                   Moodys/S&P/Fitch       Rate             factor    maturity
A1   US38741YBQ17         $717,905,683           $0         $717,905,683      Aaa/AAA/AAA      5.34%   0.01%   0.886303      Jan 08
A2   XS0252419832     (EUR)265,890,994       (EUR)0     (EUR)265,890,994      Aaa/AAA/AAA     3.134%   0.03%   0.886303      Jan 08
A3   XS0252425995      (GBP)62,041,232       (GBP)0      (GBP)62,041,232      Aaa/AAA/AAA      4.77%   0.03%   0.886303      Jan 08
A4   US38741YBR99       $1,275,000,000           $0       $1,275,000,000      Aaa/AAA/AAA      5.54%   0.04%   1.000000      Jul 10
A5   XS0252421499   (EUR)1,360,000,000       (EUR)0   (EUR)1,360,000,000      Aaa/AAA/AAA      3.20%   0.10%   1.000000      Oct 11
A6   XS0252427009     (GBP)500,000,000       (GBP)0     (GBP)500,000,000      Aaa/AAA/AAA      4.85%   0.11%   1.000000      Jul 13
B1   US38741YBS72          $29,000,000           $0          $29,000,000        Aa3/AA/AA      5.58%   0.08%   1.000000      Apr 08
B2   US38741YBT55          $36,000,000           $0          $36,000,000        Aa3/AA/AA      5.64%   0.14%   1.000000      Jul 11
B3   XS0252428072      (EUR)37,500,000       (EUR)0      (EUR)37,500,000        Aa3/AA/AA      3.24%   0.14%   1.000000      Jul 11
M1   US38741YBU29          $25,000,000           $0          $25,000,000           A2/A/A      5.68%   0.18%   1.000000      Apr 08
M2   US38741YBV02          $25,000,000           $0          $25,000,000           A2/A/A      5.73%   0.23%   1.000000      Jul 11
M3   XS0252429047      (EUR)35,000,000       (EUR)0      (EUR)35,000,000           A2/A/A      3.33%   0.23%   1.000000      Jul 11
M4   XS0252423198      (GBP)10,000,000       (GBP)0      (GBP)10,000,000           A2/A/A      4.97%   0.23%   1.000000      Jul 11
C1   US38741YBW84          $75,000,000           $0          $75,000,000     Baa2/BBB/BBB      5.97%   0.47%   1.000000      Jul 11
C2   XS0252430136      (EUR)55,000,000       (EUR)0      (EUR)55,000,000     Baa2/BBB/BBB      3.57%   0.47%   1.000000      Jul 11
C3   XS0252423941      (GBP)12,000,000       (GBP)0      (GBP)12,000,000     Baa2/BBB/BBB      5.21%   0.47%   1.000000      Jul 11

Credit Enhancement for Granite Master Issuer plc


                                                                     % of Notes
                                                                    Outstanding


Class A Notes (GBP) Equivalent)                (GBP)16,713,214,298       89.29%
Class B Notes (GBP) Equivalent)                   (GBP)637,336,828        3.40%
Class M Notes (GBP) Equivalent)                   (GBP)644,494,898        3.44%
Class C Notes (GBP) Equivalent)                   (GBP)723,664,699        3.87%

Subordination Levels                                       Current     Required
Class A Notes                                               12.51%       11.60%
Class B Notes                                                9.11%        8.30%
Class M Notes                                                5.67%        5.11%
Class C Notes                                                1.80%        1.85%


Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent                                      1.65%
Programme Reserve Required Amount               (GBP)322,233,000        1.80%
Balance Brought Forward                         (GBP)322,233,000        1.80%
Drawings this Period                                           0        0.00%
*Additions this period                                    (GBP)0        0.00%
Current Balance of Funding 2 & Granite
Master Issuer Reserve Fund                      (GBP)322,233,000        1.80%
Excess Spread this Period                        (GBP)22,991,035        0.13%

Currency swap triggers

                                                    S&P    Moody's       Fitch

Dollar and Euro currency swap
agreements:

Initial downgrade trigger             Short term    A1+        P-1          F1
                                       Long term    N/A         A1          A1

Subsequent downgrade trigger          Short term    N/A        P-2          F2
                                       Long term   BBB-         A3        BBB+

Second subsequent downgrade           Short term   N./A        N/A          F3
                                       Long term    N/A        N/A        BBB-

Dollar and Euro currency swap
providers:

ABN Amro Bank NV                      Short term   A-1+        P-1          F1
                                       Long term    AA-        Aa3         AA-

Barclays Bank PLC                     Short term   A-1+        P-1          F1
                                       Long term    AA+        Aa1         AA-

HSBC                                  Short term   A-1+        P-1          F1
                                       Long term    AA-        Aa2          AA


Citigroup Global markets Limited      Short term   A-1+        P-1          F1
                                       Long term    AA-        Aa1         AA+

Swiss Re                              Short term   A-1+        P-1        A-1+
                                       Long term     AA        Aa2          AA

UBS AG                                Short term   A-1+        P-1         N/A
                                       Long term    AA+        Aa2         N/A